NOTES RECEIVABLE	6 Months Ended
Dec. 31, 2020
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 5. NOTES RECEIVABLE

Notes receivables represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amounts, which generally ranged from three to six months from the date of issuance. As of June 30, 2020 and December 31, 2020, notes receivable were ¥4,180,885 and ¥7,789,997 ($1,192,472),  respectively, As of June 30, 2020 and December 31, 2020, no notes were guaranteed or collateralized.